Income Taxes - Schedule of Provision for Income Taxes and the Provision at Japan Statutory Rate (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
(Loss)/profit before income tax expenses		$ (6,965,324)	$ 150,344	$ (716,678)
Computed income tax expense/(benefit) with statutory tax rate	[1]	36.80%
Computed income tax expense/(benefit) with statutory tax rate	[1]	$ (2,565,094)	55,367	(263,930)
Effect of preferential tax rate		22	(21,092)	(22,301)
Impact of different tax rates in other jurisdictions		1,807,163	(237,513)	(425)
Non-deductible expenses		3,001	3,160	316
Utilized tax loss				(49,313)
Changes in valuation allowance		1,157,689	789,758	271,703
Income tax expenses/(benefit)		$ 402,781	$ 589,680	$ (63,950)

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.